DECONSOLIDATION OF GOLAR POWER ENTITIES DECONSOLIDATION OF GOLAR POWER ENTITIES - Guarantees (Details) - Golar Power $ in Thousands	Jul. 06, 2016 USD ($)
Schedule of Equity Method Investments [Line Items]
Guarantees issued	$ 4,471
Debt guarantees
Schedule of Equity Method Investments [Line Items]
Guarantees issued	3,283
Shipyard guarantee
Schedule of Equity Method Investments [Line Items]
Guarantees issued	$ 1,188